GOODWILL AND INTANGIBLE ASSETS (Details 2) (USD $)	12 Months Ended
	Oct. 30, 2011 Y	Oct. 31, 2010 Y	Oct. 25, 2009
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Gross Carrying Amount	$ 80,882,000	$ 89,492,000
Accumulated Amortization	(50,901,000)	(50,327,000)
Weighted-Avg Life (in Years)	9.1	8.8
Amortization expense	9,500,000	10,500,000	10,400,000
Estimated Amortization Expense
2012	8,906,000
2013	7,699,000
2014	6,303,000
2015	3,192,000
2016	1,023,000
Customer lists/relationships
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Gross Carrying Amount	22,378,000	22,378,000
Accumulated Amortization	(12,556,000)	(10,194,000)
Weighted-Avg Life (in Years)	10.9	10.9
Proprietary software and technology
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Gross Carrying Amount	22,000,000	23,650,000
Accumulated Amortization	(14,822,000)	(13,974,000)
Weighted-Avg Life (in Years)	9.3	9.0
Formulas and recipes
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Gross Carrying Amount	18,354,000	22,404,000
Accumulated Amortization	(10,047,000)	(11,914,000)
Weighted-Avg Life (in Years)	8.8	8.5
Non-compete covenants
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Gross Carrying Amount	5,370,000	7,200,000
Accumulated Amortization	(5,124,000)	(6,275,000)
Weighted-Avg Life (in Years)	4.6	4.4
Distribution network
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Gross Carrying Amount	4,120,000	4,120,000
Accumulated Amortization	(3,371,000)	(2,959,000)
Weighted-Avg Life (in Years)	10.0	10.0
Other intangibles
Gross carrying amount and accumulated amortization for definite-lived intangible assets
Gross Carrying Amount	8,660,000	9,740,000
Accumulated Amortization	$ (4,981,000)	$ (5,011,000)
Weighted-Avg Life (in Years)	7.4	6.8